Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 5 - LEASES

(1)

On January 26, 2021, the Company entered into a new lease agreement, as amended (the “Amended Lease Agreement”), according to which, effective as of April 1, 2021, the Company leases a total of approximately 1,550 square meters at its facility located in Isfiya, Israel. The Amended Lease Agreement expires on December 31, 2023, and the Company had an option to extend the lease period for an additional three years. The Company had the right to terminate the Amended Lease Agreement at any time, upon at least 60 days prior written notice. Monthly rental expenses under the lease agreement are $16.1. Prior to entering into the Amended Lease Agreement, the Company leased approximately 900 square meters at the same facility under a lease agreement, originally scheduled to expire on May 31, 2022. According to ASC 842, the Amended Lease Agreement was accounted for as a lease modification and, therefore, the lease liability was remeasured as of the modification date with an adjustment of $458 decrease recorded to the underlying right of use asset.

Following the determination of Company’s Board of Directors on June 6, 2023 to discontinue the Company’s clinical studies (see Note 1 A (4)), the Company did not extend the lease agreement of its offices in Isfiya, Israel that expired on December 31, 2023. A formal termination notice was sent to the lessor as required. The Company agreed with the Lessor to lease temporarily certain space currently until February 29, 2024 for a monthly rental fees of $8.3 and can withdraw from the agreement without incurring penalties.

(2)

On December 30, 2021, the Company entered into a Sub-lease Agreement (the “Sub-lease Agreement”), with a Company supplier (the “Lessor”) according to which, the Company leased approximately 70 square meters laboratory space for the production of certain components, at the supplier’s premises in Petach Tikva, Israel. The Sub-lease Agreement entered into effect on September 21, 2022, after receipt of certain permits including a business license from Petach Tikva municipality. The Sub-lease Agreement expires on January 31, 2025, and the Company had an option to extend the lease period for an additional two years. The Company had the right to terminate the Sub-lease Agreement at any time, upon at least 90 days prior written notice.

The Lessor also had the right to terminate the Sub-lease Agreement, upon at least 12 months prior written notice. The Sub Lease Agreement is part of an amended service agreement with the supplier for certain additional services. Total monthly rental expenses under the Sub-lease Agreement and the payment for other services was $26.9. Following the effectiveness of the Sub-lease Agreement, the lease was recorded under ASC 842. As the Sub-lease Agreement was part of a service agreement with the supplier, management was required to evaluate the fair market amount attributed to the lease per month and based on its estimations, the amount allocated to the lease was approximately $2.8 and the portion allocated to monthly services was $24.1.

Following the determination of Company’s Board of Directors on June 6, 2023 to discontinue the Company’s clinical studies (see Note 1 A (4)), on June 8, 2023, the Company terminated its sub-lease agreement and the service agreement in Petach Tikva, and the sub-lease agreement terminated on September 8, 2023. A formal termination notice was sent to the lessor as required The lease liability was remeasured as of the modification date with an adjustment of $20 decrease recorded to the underlying right of use asset.

(3)	On March 1, 2022, the Company entered into a lease agreement of certain offices in Petach Tikva Israel, according to which, the Company leased approximately 140 square meters offices, The lease agreement expired on February 28, 2024, and the Company had an option to extend the lease period for two additional periods of one year each. Total monthly rental expense under the lease agreement was approximately $1.7. The lease agreement is recorded under ASC 842. In September 2023, the office lease agreement in Petach Tikva was terminated by the parties. The lease liability was remeasured as of the modification date with an adjustment of $107 decrease recorded to the underlying right of use asset.
(4)

According to ASC 842, the changes to lease agreements following June 6, 2023 announcement as described above are a triggering event for reassessment of the lease terms and as a result, the lease liability was remeasured as of the reassessment date with an adjustment recorded to the underlying right of use assets.

On December 31, 2023, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases are $0.

(5)	On March 1, 2024, the Company entered into a lease agreement for certain offices in Isfiya, Israel, expiring on February 28, 2026. The lease agreement is recorded under ASC 842. In September 2024, the Company ceased making rent and legal proceedings have since been initiated by the landlord regarding the unpaid amounts. For further information, see Note 8C (Legal).

The present value of the future minimum lease payments was valued at $192 on March 1, 2024. In determining the present value of future minimum lease payments for its operating leases, the Company was required to estimate an incremental borrowing rate (“IBR”) as the interest rate implicit in the lease was not readily determinable. The IBR represents the rate of interest the Company would have to pay to borrow, on a collateralized basis, over a similar term and in a similar economic environment, the funds necessary to obtain an asset of similar value to the right-of-use asset.

To determine the appropriate IBR at March 1, 2024, management identified a reference rate based on the Company’s existing borrowing arrangements with its noteholder, which bears interest at 5% per annum. Management evaluated this rate and made adjustments to reflect financing options available to the Company, collateralized borrowing conditions, the lease term, and other lease-specific circumstances. Based on this analysis, management concluded that a rate of 5% per annum was an appropriate incremental borrowing rate to apply in measuring the Company’s right-of-use assets and related lease liabilities.

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2024
Cash payments for operating leases	$57

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable.